S000004334 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	254 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.87%	13.78%	12.48%
Dow Jones U.S. Select Dividend Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.62%	8.86%	9.38%
iShares Select Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.19%	8.43%	8.95%
Performance Inception Date				Nov. 03, 2003
iShares Select Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.17%	7.47%	8.04%
iShares Select Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.27%	6.47%	7.09%